Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Valuation allowance release	$ 123.2	$ 11.0
Unrecognized tax benefits	0.0	$ 0.0	$ 0.0
Federal Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	28.5
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 4.9